Expense Example, No Redemption - Class C	Apr. 30, 2025 USD ($)
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Allspring Spectrum Aggressive Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 177
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	957
Expense Example, No Redemption, 10 Years	2,081
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Conservative Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	581
Expense Example, No Redemption, 5 Years	1,004
Expense Example, No Redemption, 10 Years	2,185
Allspring Spectrum Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	578
Expense Example, No Redemption, 5 Years	999
Expense Example, No Redemption, 10 Years	2,174
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional) | Allspring Spectrum Income Allocation Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	597
Expense Example, No Redemption, 5 Years	1,037
Expense Example, No Redemption, 10 Years	2,262
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Moderate Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	576
Expense Example, No Redemption, 5 Years	995
Expense Example, No Redemption, 10 Years	$ 2,164